Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prior to age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%	5.00%	5.00%
Health care cost trend rate to decrease Period	2025	2025	2025
After age 65 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed rate decrease	5.00%	5.00%	5.00%
Health care cost trend rate to decrease Period	2025	2025	2025
Net Periodic Benefit Cost Assumptions [Member] | Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	6 years 1 month 6 days	5 years 10 months 24 days
Net Periodic Benefit Cost Assumptions [Member] | Qualified Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	15 years 9 months 18 days	14 years 8 months 12 days
Net Periodic Benefit Cost Assumptions [Member] | Nonqualified Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed plan duration	12 years 3 months 18 days	11 years 6 months